Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated statement of comprehensive income
(Loss)/profit for the financial year	€ (7,644)	€ 2,788	€ (6,079)
Items that may be reclassified to the income statement in subsequent years
Gains on revaluation of available-for-sale investments, net of tax2		9	2
Foreign exchange translation differences, net of tax	(533)	(1,909)	(1,201)
Foreign exchange losses/(gains) transferred to the income statement	2,079	(80)
Fair value losses transferred to the income statement			4
Other, net of tax	243	(339)	110
Total items that may be reclassified to the income statement in subsequent years	1,789	(2,319)	(1,085)
Items that will not be reclassified to the income statement in subsequent years
Net actuarial losses on defined benefit pension schemes, net of tax	(33)	(70)	(272)
Total items that will not be reclassified to the income statement in subsequent years	(33)	(70)	(272)
Other comprehensive income/(expense)	1,756	(2,389)	(1,357)
Total comprehensive (expense)/income for the year	(5,888)	399	(7,436)
Attributable to:
Owners of the parent	(6,333)	187	(7,535)
Non-controlling interests	445	212	99
Total comprehensive (expense)/income for the year	€ (5,888)	€ 399	€ (7,436)